INTANGIBLE ASSETS	12 Months Ended
Jun. 30, 2026
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS

NOTE 9 — INTANGIBLE ASSETS

The components of intangible assets, all of which are finite-lived, were as follows:

(In millions)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount

June 30,			2026			2025

Marketing-related	$16,506	$(4,690)	$11,816	$16,502	$(3,901)	$12,601
Technology-based	22,779	(18,136)	4,643	22,560	(14,959)	7,601
Customer-related	4,171	(2,520)	1,651	4,278	(2,050)	2,228
Contract-based	623	(124)	499	217	(43)	174

Total	$44,079	$(25,470)	$18,609	$43,557	$(20,953)	$22,604

No material impairments of intangible assets were identified during fiscal years 2026, 2025, or 2024. We estimate that we have no significant residual value related to our intangible assets.

The components of intangible assets acquired during the periods presented were as follows:

(In millions)	Amount	Weighted Average Life	Amount	Weighted Average Life

Year Ended June 30,	2026		2025

Marketing-related	$12	10 years	$13	10 years
Technology-based	387	5 years	912	9 years
Customer-related	0	0 years	0	0 years
Contract-based	405	5 years	171	5 years

Total	$804	5 years	$1,096	9 years

Intangible assets amortization expense was $4.7 billion, $6.0 billion, and $4.8 billion for fiscal years 2026, 2025, and 2024, respectively.

The following table outlines the estimated future amortization expense related to intangible assets held as of June 30, 2026:

(In millions)

Year Ending June 30,

2027	$3,097
2028	2,141
2029	1,944
2030	1,477
2031	1,128
Thereafter	8,822

Total	$18,609